Eaton Vance
Greater India Fund
September 30, 2025 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2025, the value of the Fund’s investment in the Portfolio was $241,019,257 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 105.0%
Security	Shares	Value
India — 104.0%
Automobile Components — 1.6%
Samvardhana Motherson International Ltd.	3,225,664	$ 3,841,459
		$ 3,841,459
Automobiles — 8.7%
Hyundai Motor India Ltd.	137,122	$ 3,989,386
Mahindra & Mahindra Ltd.	301,266	11,627,243
TVS Motor Co. Ltd.	139,959	5,420,267
		$ 21,036,896
Banks — 22.3%
AU Small Finance Bank Ltd.(1)	333,349	$ 2,748,013
Axis Bank Ltd.	640,486	8,159,434
HDFC Bank Ltd.	1,054,300	11,298,613
ICICI Bank Ltd.	1,195,418	18,116,855
IDFC First Bank Ltd.	2,922,727	2,296,229
Kotak Mahindra Bank Ltd.	299,338	6,711,540
State Bank of India	457,061	4,486,839
		$ 53,817,523
Capital Markets — 2.0%
360 ONE WAM Ltd.	221,756	$ 2,554,579
Angel One Ltd.	25,289	606,727
Nuvama Wealth Management Ltd.	24,338	1,727,380
		$ 4,888,686
Chemicals — 0.8%
Navin Fluorine International Ltd.	36,881	$ 1,919,266
		$ 1,919,266
Construction & Engineering — 0.7%
Techno Electric & Engineering Co. Ltd.	109,837	$ 1,650,259
		$ 1,650,259
Construction Materials — 1.7%
Grasim Industries Ltd.	133,787	$ 4,155,251
		$ 4,155,251
Consumer Finance — 4.1%
Bajaj Finance Ltd.	747,037	$ 8,405,272
Security	Shares	Value
Consumer Finance (continued)
Five-Star Business Finance Ltd.	231,916	$ 1,400,251
		$ 9,805,523
Consumer Staples Distribution & Retail — 0.4%
Medplus Health Services Ltd.(2)	120,794	$ 1,031,221
		$ 1,031,221
Electrical Equipment — 2.4%
KEI Industries Ltd.	19,168	$ 876,614
Siemens Energy India Ltd.(2)	46,814	1,817,639
Suzlon Energy Ltd.(2)	4,902,578	3,036,412
		$ 5,730,665
Financial Services — 1.7%
Aditya Birla Capital Ltd.(2)	530,150	$ 1,745,611
REC Ltd.	578,115	2,425,166
		$ 4,170,777
Food Products — 3.9%
Nestle India Ltd.	298,941	$ 3,881,023
Tata Consumer Products Ltd.	424,556	5,401,760
		$ 9,282,783
Health Care Providers & Services — 2.0%
Apollo Hospitals Enterprise Ltd.	56,752	$ 4,739,114
		$ 4,739,114
Hotels, Restaurants & Leisure — 4.2%
Eternal Ltd.(2)	2,050,308	$ 7,526,955
MakeMyTrip Ltd.(2)	27,487	2,572,783
		$ 10,099,738
Household Durables — 2.6%
Amber Enterprises India Ltd.(2)	13,374	$ 1,220,117
Cello World Ltd.	90,691	588,380
Dixon Technologies India Ltd.	17,529	3,221,804
Whirlpool of India Ltd.	87,301	1,170,457
		$ 6,200,758
Independent Power and Renewable Electricity Producers — 1.8%
NHPC Ltd.	2,409,153	$ 2,343,223
NTPC Green Energy Ltd.(2)	1,878,123	2,058,143
		$ 4,401,366

Greater India Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.9%
Siemens Ltd.	62,149	$ 2,191,462
		$ 2,191,462
Insurance — 4.4%
Go Digit General Insurance Ltd.(2)	473,483	$ 1,845,651
PB Fintech Ltd.(2)	173,492	3,327,590
SBI Life Insurance Co. Ltd.(1)	269,205	5,432,024
		$ 10,605,265
Interactive Media & Services — 1.2%
Info Edge India Ltd.	189,280	$ 2,792,491
		$ 2,792,491
IT Services — 8.8%
Coforge Ltd.	167,190	$ 2,998,938
Hexaware Technologies Ltd.	693	5,236
Infosys Ltd.	759,433	12,351,780
Persistent Systems Ltd.	71,879	3,911,511
Zensar Technologies Ltd.	220,832	1,899,381
		$ 21,166,846
Life Sciences Tools & Services — 1.1%
Divi's Laboratories Ltd.	41,060	$ 2,639,761
		$ 2,639,761
Metals & Mining — 4.6%
APL Apollo Tubes Ltd.	135,887	$ 2,580,744
Hindalco Industries Ltd.	556,452	4,775,505
Tata Steel Ltd.	1,907,344	3,627,394
		$ 10,983,643
Oil, Gas & Consumable Fuels — 4.3%
Reliance Industries Ltd.	674,223	$ 10,355,932
		$ 10,355,932
Paper and Forest Products — 0.6%
Aditya Birla Real Estate Ltd.	80,656	$ 1,535,288
		$ 1,535,288
Personal Care Products — 4.0%
Colgate-Palmolive (India) Ltd.	133,718	$ 3,345,947
Godrej Consumer Products Ltd.	273,594	3,594,968
Hindustan Unilever Ltd.	97,251	2,754,584
		$ 9,695,499
Security	Shares	Value
Pharmaceuticals — 5.4%
Cohance Lifesciences Ltd.(2)	77,976	$ 774,638
Pfizer Ltd.	23,137	1,315,961
Sun Pharmaceutical Industries Ltd.	366,235	6,592,910
Torrent Pharmaceuticals Ltd.	107,826	4,386,157
		$ 13,069,666
Real Estate Management & Development — 1.5%
Godrej Properties Ltd.(2)	166,605	$ 3,697,174
		$ 3,697,174
Specialty Retail — 2.2%
BrainBees Solutions Ltd.(2)	119,519	$ 489,895
Metro Brands Ltd.	77,113	1,119,245
Trent Ltd.	71,357	3,756,482
		$ 5,365,622
Textiles, Apparel & Luxury Goods — 0.7%
Kalyan Jewellers India Ltd.	306,422	$ 1,567,812
		$ 1,567,812
Wireless Telecommunication Services — 3.4%
Bharti Airtel Ltd.	389,785	$ 8,243,753
		$ 8,243,753
Total India (identified cost $168,646,262)		$250,681,499
United States — 1.0%
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	34,130	$ 2,289,098
Total United States (identified cost $2,375,953)		$ 2,289,098
Total Common Stocks (identified cost $171,022,215)		$252,970,597

Preferred Stocks — 0.0%†
Security	Shares	Value
Automobiles — 0.0%†
TVS Motor Co. Ltd., 6.00%(2)	559,836	$ 63,053
Total Preferred Stocks (identified cost $0)		$ 63,053

Greater India Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	849,868	$ 849,868
Total Short-Term Investments (identified cost $849,868)		$ 849,868
Total Investments — 105.3% (identified cost $171,872,083)		$253,883,518
Other Assets, Less Liabilities — (5.3)%		$(12,861,009)
Net Assets — 100.0%		$241,022,509
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $8,180,037 or 3.4% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

The Portfolio did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $849,868, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,723,781	$35,966,248	$(41,840,161)	$ —	$ —	$849,868	$65,334	849,868
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 11,036,244	$ —	$ 11,036,244
Consumer Discretionary	2,572,783	45,539,502	—	48,112,285
Consumer Staples	—	20,009,503	—	20,009,503
Energy	—	10,355,932	—	10,355,932

Greater India Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Financials	$ —	$ 83,287,774	$ —	$ 83,287,774
Health Care	—	20,448,541	—	20,448,541
Industrials	—	9,572,386	—	9,572,386
Information Technology	2,289,098	21,166,846	—	23,455,944
Materials	—	18,593,448	—	18,593,448
Real Estate	—	3,697,174	—	3,697,174
Utilities	—	4,401,366	—	4,401,366
Total Common Stocks	$4,861,881	$248,108,716*	$ —	$252,970,597
Preferred Stocks	$ —	$ 63,053	$ —	$ 63,053
Short-Term Investments	849,868	—	—	849,868
Total Investments	$5,711,749	$248,171,769	$ —	$253,883,518
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Investment Valuation - Preferred Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.